Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2007	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses description										Unsecured loans to customers who subsequently file bankruptcy are charged off within 30 days of receipt of the notification of filing or by the end of the month in which the loans become 120 days past due, whichever occurs first
Unsecured portion description										The unsecured portion of an impaired real estate secured loan is charged off by the end of the month in which the loan becomes 180 days past due
Impaired loans description										Impaired loans are loans to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are TDRs regardless of amount
Preferred stock, shares issued		15				15				15	15
Preferred stock, shares outstanding		15				15				15	15
Preferred stock, liquidation value		$ 100,000				$ 100,000				$ 100,000	$ 100,000
Perpetual preferred stock issued	25
Variable rate description										A variable rate of 5.50% was in effect for the dividend payments due in each of the first three quarters of 2019, followed by a decrease to a rate of 5.00% for the dividend payment in the fourth quarter of 2019. The rate decreased to 4.75% for the dividend paid in the first quarter of 2020, followed by two decreases with a rate of 3.25% in effect for the last three quarters of 2020, as well as the first quarter of 2021.
Accrued dividends										$ 500,000
Provision for loan losses		$ 542,499	$ 362,499	$ 307,499	$ 376,503	$ 299,499	$ 412,499	$ 141,666	$ 212,503	$ 1,589,000	$ 1,066,167
Stock par value		$ 2.50				$ 2.5				$ 2.50	$ 2.5
FHLBB [Member]
Stock par value		$ 100								$ 100
CFSG [Member]
Ownership interest		100.00%								100.00%
ACBB [Member]
Description of minimum invest										the Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company,
Loan Segment [Member]
Provision for loan losses										$ 362,499	$ 106,821